Significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Buildings [member]
Statement [Line Items]
Depreciation method, property, plant and equipment	28	28
Machinery [member]
Statement [Line Items]
Depreciation method, property, plant and equipment	8	8
Fixtures and fittings [member]
Statement [Line Items]
Depreciation method, property, plant and equipment	5	5
Office Equipment [Member]
Statement [Line Items]
Depreciation method, property, plant and equipment	5	5
Vehicles [Member]
Statement [Line Items]
Depreciation method, property, plant and equipment	3	3
Bottom of range [member] | Computer Equipment [Member]
Statement [Line Items]
Depreciation method, property, plant and equipment	3	3
Top of range [member] | Computer Equipment [Member]
Statement [Line Items]
Depreciation method, property, plant and equipment	5	5